Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Operating expenses
General and administrative	$ 1,590,917	$ 684,716	$ 5,534,840	$ 2,574,576
Research and development, net	588,958	723,048	1,876,159	1,636,343
Total operating expenses	2,179,875	1,407,764	7,410,999	4,210,919
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Note 5)	582,570	139,563	496,061	1,319,081
Changes in fair value of short-term investments (Note 3)	938,608	(63,602)	803,660	(292,390)
Foreign exchange gain (loss)	(16,178)	3,068	(1,427)	864
Other finance expenses	(5,306)	(9,192)	(13,646)	(25,775)
Interest income on deposits	106,961	32,593	213,635	108,249
Changes in fair value of convertible loans (Note 6)	(330,841)		(886,310)
Total finance income	1,275,814	102,430	611,973	1,110,029
Loss before taxes	(904,061)	(1,305,334)	(6,799,026)	(3,100,890)
Tax expenses	(3,230)	(8,258)	(10,501)	(68,251)
Net Loss and Comprehensive loss	$ (907,291)	$ (1,313,592)	$ (6,809,527)	$ (3,169,141)
Loss per share, basic	$ (0.57)	$ (96.73)	$ (10.15)	$ (255.86)
Loss per share, diluted	$ (0.57)	$ (96.73)	$ (10.15)	$ (255.86)
Weighted average number of shares outstanding for the purposes of basic loss per share	1,582,178	13,581	670,819	12,386
Weighted average number of shares outstanding for the purposes of diluted loss per share	1,582,178	13,581	670,819	12,386